Subsequent Event (Details) $ in Millions	Mar. 04, 2025 USD ($) $ / shares shares	Feb. 23, 2025 USD ($) shares
Major Business Combination | Calibre Mining Corp
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, equity ownership after transaction		35.00%
Business combination, estimated termination fee | $		$ 85.0
Entering into significant commitments or contingent liabilities | Calibre Mining Corp
Disclosure of non-adjusting events after reporting period [line items]
Notes receivable, principal and interest outstanding | $	$ 40.0
Annual compound interest rate	5.50%
Notes receivable, conversion price rate | $ / shares	$ 4.25
Number of units acquired in private placement warrants | shares	8,813,252
Private placement sale, number of common shares included per unit sold (in shares) | shares	1
Securities called by warrant, price per share (in dollars per share) | $ / shares	$ 4.50
Business Combination, convertible note repayment, period after change of control	30 days
Debt Instrument, redemption price, percentage	100.00%
Debt instrument, fundamental change, cash redemption price, percentage	107.00%
Calibre Mining Corp | Major Business Combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred, equity interests, share conversion (in shares) | shares		0.31
Consideration transferred, equity ownership after transaction		65.00%
Business combination, estimated termination fee | $		$ 145.0